Segment information (Tables)	6 Months Ended
Jun. 30, 2013
Interest Revenue (Expense), Net [Abstract]
Segment Reporting Information Interest Revenue [Text Block]
The following are included in segment (loss)/income:

Interest revenue
South Africa	7	13
Continental Africa	2	3
Australasia	1	1
Americas	5	3
Other, including Corporate and Non-gold producing subsidiaries	2	1
Total interest revenue	17	21

Segment Reporting Information Interest Expense [Text Block]
Interest expense
South Africa	8	2
Continental Africa	1	1
Australasia	7	-
Americas	1	1
Other, including Corporate and Non-gold producing subsidiaries	108	86
Total interest expense	125	90

Reconciliation from Segment Totals to Consolidated [Abstract]
Segment assets
	At June 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa	3,078	3,570
Continental Africa (1)	3,444	4,752
Australasia	1,048	1,007
Americas	2,415	2,894
Other, including Corporate and Non-gold producing subsidiaries	193	879
Total segment assets	10,178	13,102

(1) Includes the following which have been classified as assets held for sale:

Navachab	130	-

Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Text Block]

Reconciliation of segment (loss)/income to Net (loss)/income - attributable to AngloGold Ashanti
Segment total	(2,137)	1,280
Exploration costs	(154)	(163)
General and administrative expenses	(130)	(140)
Market development costs	(3)	(4)
Non-hedge derivative gain and movement on bonds	342	180
Taxation benefit/(expense)	203	(439)
Noncontrolling interests	6	(13)
Net (loss)/income - attributable to AngloGold Ashanti	(1,873)	701

Segment Reporting Information Equity Income Loss In Associates [Abstract]
Segment Reporting Information, Equity Income (Loss) In Associates [Text Block]
	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity income/(loss) in associates
South Africa	4	-
Continental Africa	(168)	29
Americas	(2)	-
Other, including Corporate and Non-gold producing subsidiaries	(28)	(10)
Total equity (loss)/income in associates	(194)	19

Segment Reporting Information, Income (Loss) before Income Taxes [Abstract]
Segment income/(loss)
Segment income/(loss)
South Africa	247	372
Continental Africa	(1,705)	545
Australasia	(47)	58
Americas	(310)	388
Other, including Corporate and Non-gold producing subsidiaries	(322)	(83)
Total segment (loss)/income	(2,137)	1,280

Segments, Geographical Areas [Abstract]
Revenues by area
	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	950	1,079
Continental Africa	1,018	1,383
Australasia	166	234
Americas	734	822
Other, including Corporate and Non-gold producing subsidiaries	7	11
	2,875	3,529
Less: Equity method investments included above	(138)	(168)
Total revenues	2,737	3,361